INCOME TAXES (Details Textuals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
Statutory federal tax rate	35.00%	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	$ 5.0	$ 1.0	$ 5.0	$ 1.0
Income Tax Reconciliation Prior Year Income Taxes, Salt Depletion			14.2
Income Tax Reconciliation Prior Year Income Taxes, Non-deductible Acquisition Costs			9.7
Effective Income Tax Rate Reconciliation, Tax Contingency, Amount	4.9	0.1	4.0	0.3
Remeasurement of Deferred Taxes		0.3		0.3
Income Taxes Receivable, Noncurrent	0.0	1.5	0.0	1.5	$ 1.5
Unrecognized Tax Benefits	37.5	35.0	37.5	35.0	$ 35.1	$ 36.1
Impact on the effective tax rate, if recognized	35.8	$ 33.8	35.8	$ 33.8
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 10.6		$ 10.6
Internal Revenue Service (IRS) | Early Open Year
Income Tax Examination [Line Items]
Open Tax Year			2008
Internal Revenue Service (IRS) | Late Range Minimum
Income Tax Examination [Line Items]
Open Tax Year			2010
Internal Revenue Service (IRS) | Late Range Maximum
Income Tax Examination [Line Items]
Open Tax Year			2015
State and Local Jurisdiction | Minimum
Income Tax Examination [Line Items]
Open Tax Year			2006
State and Local Jurisdiction | Maximum
Income Tax Examination [Line Items]
Open Tax Year			2015
Foreign Country | Minimum
Income Tax Examination [Line Items]
Open Tax Year			2012
Foreign Country | Maximum
Income Tax Examination [Line Items]
Open Tax Year			2015
Brazil | Foreign Country | Minimum
Income Tax Examination [Line Items]
Open Tax Year			2014
Brazil | Foreign Country | Maximum
Income Tax Examination [Line Items]
Open Tax Year			2015
Germany | Foreign Country
Income Tax Examination [Line Items]
Open Tax Year			2015
China | Foreign Country | Minimum
Income Tax Examination [Line Items]
Open Tax Year			2014
China | Foreign Country | Maximum
Income Tax Examination [Line Items]
Open Tax Year			2015
The Netherlands | Foreign Country | Minimum
Income Tax Examination [Line Items]
Open Tax Year			2014
The Netherlands | Foreign Country | Maximum
Income Tax Examination [Line Items]
Open Tax Year			2015
South Korea | Foreign Country | Minimum
Income Tax Examination [Line Items]
Open Tax Year			2014
South Korea | Foreign Country | Maximum
Income Tax Examination [Line Items]
Open Tax Year			2015
Hong Kong | Foreign Country
Income Tax Examination [Line Items]
Open Tax Year			2015